18. RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

Financing payables, related parties

The outstanding financing payables, related parties as of December 31, 2018 and 2017 were as follows:

				December 31,
		Notes		2018		2017
				RMB		RMB

Mr. Li			43,526		62,748
Alliance Rich	(1)		23		22
Honest Best Int’l Ltd.	(1)		80		76
Smart Success	(1)		12,407		11,812
Hebei Kaiyuan	(2)		33,675		32,229
Ruituo	(2)		223,243		—
Beiguo Mall Luquan Outlets	(3)		1,906,020		—
Beiguo Mall Xinji Branch	(3)		—		1,729,316
Total			2,218,974		1,836,203

Notes:

(1) Entity controlled by Mr. Li.

(2) Entity controlled by Mr. Li’s brother.

(3) Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

During the periods presented, the Company has borrowed from the Company’s Chairman and Chief Executive Officer, Mr. Li and companies affiliated with Mr. Li. Each of these loans was entered into to satisfy the Company’s short-term capital needs. On March 18, 2018, the Company and Mr. Li entered into and executed an agreement to convert the majority amount of the loans that the Company owed to Mr. Li into 1.32 million shares of common stock of the Company.

The amount due to Mr. Li is unsecured and due on demand by the lender and bore an interest at approximately 3.9% per annum based on the outstanding unpaid balances.

The amount due to Alliance Rich is non-interest bearing, unsecured and due on demand by the lender.

The amount due to Smart Success Investment Limited (“Smart Success”) is non-interest bearing, unsecured and due on demand by the lenders.

The amount due to Hebei Kaiyuan is unsecured and due on demand by the lender and bore an interest at 8.00% per annum based on the outstanding unpaid amounts.

The amount due to Ruituo is unsecured and due on demand by Ruituo and bore an interest at approximately 8.00% based on the weighted average outstanding payable balances at month end.

The Company pays a financing charge to Beiguo Mall Xinji Branch and Beiguo Mall Luquan Outlets for the funds obtained. The financing charge is approximately 9.2% per annum if funds are repaid in full within 6 months and 12% per annum after 6 months but within 7 months. If the funds are still unpaid after 7 months, the financing charge rate increases to 18% per annum. During the fiscal year 2018, the Company paid a financing charge of approximately 9.2% per annum to Beiguo Mall Xinji Branch and Beiguo Mall Luquan Outlets for the funds obtained. The financing arrangement is guaranteed by Hebei Kaiyuan and Mr. Li, who has a long-term business relationship with Beiguo. In addition, the payable balances of each loan are due in 180 days.

Borrowed funds from CeraVest investor, related party

During the year of 2017 and 2016, the related parties, including four senior executives and Mr. Li’s relatives, have provided to the Company through the CeraVest platform for the purpose of funding CeraVest loans, including CeraVest Fixed and CeraVest Flex, with weighted average interest rate of 8.43% and 8.03%, and 8.49% and 8.03% per annum as of December 31, 2017 and 2016, respectively. CeraVest Fixed and CeraVest Flex have phased out in 2018.

Related Parties Transactions

During the periods presented, the details of the significant related party transactions were as follows:

		Notes		Year Ended December 31,
				2018		2017		2016
				RMB		RMB		RMB
Capital nature:
Alliance Rich	(1)(d)		—		847		1,166
Beiguo Mall Xinji Branch	(4)(c)		793,882		3,754,748		1,132,130
Beiguo Mall Xinji Branch	(4)(d)		72,434		138,980		13,690
Hebei Kaiyuan	(2)(b)		—		4,220		—
Hebei Xuyuan Investment Company	(5)(b)		—		10,450		62,300
Hebei Xuyuan Investment Company	(5)(d)		—		432		1,287
Kaiyuan Shengrong	(1)(a)		160,000		560,000		625,999
Mr. Li	(3)(e)		22,945		29,816		—
Mr. Li	(3)(a)		911,000		1,766,000		1,750,998
Mr. Li	(3)(b)		—-		63,424		—
Mr. Li	(3)(d)		1,721		1,702		—
Ruituo	(2)(b)		758,760		765,000		812,595
Ruituo	(2)(c)		1,349,024		1,075,688		3,681,410
Ruituo	(2)(d)		10,883		16,059		20,111
Xinji Beiguo Mall	(4)(d)		—		—		7
Beiguo Mall Luquan Outlets	(4)(c)		2,624,225		—		—
Beiguo Mall Luquan Outlets	(4)(d)		69,896		—		—
Mrs. Xiaoru Li	(10)(a)		160,000		—		—
Mr. Ruiqi Li	(11)(a)		476,000		—		—
Operating nature:
Smart Success Investment Limited	(1)(f)		—		—		739,814
Hebei Kaiyuan	(2)(d)		1,841		1,873		1,834
Mr. Lei Chen	(6)(g)		—		109,272		45,377
Mr. Lei Chen	(6)(d)		—		1,622		2,597
Mr. Shu Ling Li	(7)(g)		—		1,434		706
Mr. Xing Wei	(8)(g)		—		1,033		1,033
Mr. Yong Qi Li	(9)(g)		—		61,760		3,000

Notes:

(1)	Entity controlled by Mr. Li.

(2)	Entity controlled by Mr. Li’s brother.

(3)	The Chairman and Chief Executive Officer of Fincera.

(4)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

(5)	Entity in which Mr. Li holds 40% equity interest.

(6)	The regional manager of the Company.

(7)	The sister of Mr. Li.

(8)	The Company’s COO, retired from the Company since August 2017.

(9)	The brother of Mr. Li.

(10)	The director of the Company

(11)	The legal representative of one of the subsidiaries of Fincera Inc.

Nature of transaction:

(a)	Bank loan guarantee provided to the bank by the related parties.

(b)	Loan provided to the Company during the year.

(c)	Internet-based financing provided to the Company during the year.

(d)	Interest incurred by the Company during the year.

(e)	Capital transaction with shareholder .

(f)	Acquisition transaction.

(g)	CeraVest investment.